UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® New Markets Income Fund Fidelity® New Markets Income Fund : FNMIX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Markets Income Fund	$ 39	0.76%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
AA - 8.1
A - 3.2
BBB - 19.7
BB - 21.7
B - 17.2
CCC,CC,C - 13.2
D - 0.8
Not Rated - 4.0
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.3
Corporate Bonds - 30.0
U.S. Treasury Obligations - 1.6
Preferred Securities - 1.6
Fixed-Income Funds - 1.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 12.1
Mexico - 7.1
Saudi Arabia - 4.1
Brazil - 3.9
Colombia - 3.9
United Arab Emirates - 3.6
Chile - 3.6
Turkey - 3.3
Indonesia - 3.1
Others - 55.3

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.1
Dominican Republic	3.1
Argentine Republic	2.9
Turkish Republic	2.9
Colombian Republic	2.7
Arab Republic of Egypt	2.5
Republic of Nigeria	2.5
United Mexican States	2.0
Indonesia Government	2.0
Saudi Arabian Oil Co	1.9
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916000.101    331-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class Z : FGBMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.70%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
AA - 8.1
A - 3.2
BBB - 19.7
BB - 21.7
B - 17.2
CCC,CC,C - 13.2
D - 0.8
Not Rated - 4.0
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.3
Corporate Bonds - 30.0
U.S. Treasury Obligations - 1.6
Preferred Securities - 1.6
Fixed-Income Funds - 1.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 12.1
Mexico - 7.1
Saudi Arabia - 4.1
Brazil - 3.9
Colombia - 3.9
United Arab Emirates - 3.6
Chile - 3.6
Turkey - 3.3
Indonesia - 3.1
Others - 55.3

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.1
Dominican Republic	3.1
Argentine Republic	2.9
Turkish Republic	2.9
Colombian Republic	2.7
Arab Republic of Egypt	2.5
Republic of Nigeria	2.5
United Mexican States	2.0
Indonesia Government	2.0
Saudi Arabian Oil Co	1.9
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916005.101    3323-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class M : FGWMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	1.05%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
AA - 8.1
A - 3.2
BBB - 19.7
BB - 21.7
B - 17.2
CCC,CC,C - 13.2
D - 0.8
Not Rated - 4.0
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.3
Corporate Bonds - 30.0
U.S. Treasury Obligations - 1.6
Preferred Securities - 1.6
Fixed-Income Funds - 1.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 12.1
Mexico - 7.1
Saudi Arabia - 4.1
Brazil - 3.9
Colombia - 3.9
United Arab Emirates - 3.6
Chile - 3.6
Turkey - 3.3
Indonesia - 3.1
Others - 55.3

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.1
Dominican Republic	3.1
Argentine Republic	2.9
Turkish Republic	2.9
Colombian Republic	2.7
Arab Republic of Egypt	2.5
Republic of Nigeria	2.5
United Mexican States	2.0
Indonesia Government	2.0
Saudi Arabian Oil Co	1.9
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916002.101    3319-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class I : FGZMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.80%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
AA - 8.1
A - 3.2
BBB - 19.7
BB - 21.7
B - 17.2
CCC,CC,C - 13.2
D - 0.8
Not Rated - 4.0
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.3
Corporate Bonds - 30.0
U.S. Treasury Obligations - 1.6
Preferred Securities - 1.6
Fixed-Income Funds - 1.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 12.1
Mexico - 7.1
Saudi Arabia - 4.1
Brazil - 3.9
Colombia - 3.9
United Arab Emirates - 3.6
Chile - 3.6
Turkey - 3.3
Indonesia - 3.1
Others - 55.3

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.1
Dominican Republic	3.1
Argentine Republic	2.9
Turkish Republic	2.9
Colombian Republic	2.7
Arab Republic of Egypt	2.5
Republic of Nigeria	2.5
United Mexican States	2.0
Indonesia Government	2.0
Saudi Arabian Oil Co	1.9
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916004.101    3322-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class C : FGYMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.80%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
AA - 8.1
A - 3.2
BBB - 19.7
BB - 21.7
B - 17.2
CCC,CC,C - 13.2
D - 0.8
Not Rated - 4.0
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.3
Corporate Bonds - 30.0
U.S. Treasury Obligations - 1.6
Preferred Securities - 1.6
Fixed-Income Funds - 1.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 12.1
Mexico - 7.1
Saudi Arabia - 4.1
Brazil - 3.9
Colombia - 3.9
United Arab Emirates - 3.6
Chile - 3.6
Turkey - 3.3
Indonesia - 3.1
Others - 55.3

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.1
Dominican Republic	3.1
Argentine Republic	2.9
Turkish Republic	2.9
Colombian Republic	2.7
Arab Republic of Egypt	2.5
Republic of Nigeria	2.5
United Mexican States	2.0
Indonesia Government	2.0
Saudi Arabian Oil Co	1.9
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916003.101    3320-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class A : FGVMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.05%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
AA - 8.1
A - 3.2
BBB - 19.7
BB - 21.7
B - 17.2
CCC,CC,C - 13.2
D - 0.8
Not Rated - 4.0
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.3
Corporate Bonds - 30.0
U.S. Treasury Obligations - 1.6
Preferred Securities - 1.6
Fixed-Income Funds - 1.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 12.1
Mexico - 7.1
Saudi Arabia - 4.1
Brazil - 3.9
Colombia - 3.9
United Arab Emirates - 3.6
Chile - 3.6
Turkey - 3.3
Indonesia - 3.1
Others - 55.3

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.1
Dominican Republic	3.1
Argentine Republic	2.9
Turkish Republic	2.9
Colombian Republic	2.7
Arab Republic of Egypt	2.5
Republic of Nigeria	2.5
United Mexican States	2.0
Indonesia Government	2.0
Saudi Arabian Oil Co	1.9
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916001.101    3317-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Markets Income Fund

Semi-Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Markets Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA Series A6 (Cost $6,699,478)	1,125,500	7,124,099

Fixed-Income Funds - 1.0%
	Shares	Value ($)
iShares JP Morgan USD Emerging Markets Bond ETF (b) (Cost $47,926,418)	525,100	48,634,762

Foreign Government and Government Agency Obligations - 56.3%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (c)	EUR	4,855,000	5,722,521
ANGOLA - 1.6%
Angola Republic 8% 11/26/2029 (d)		10,895,000	9,859,975
Angola Republic 8.25% 5/9/2028 (d)		26,255,000	24,791,284
Angola Republic 8.75% 4/14/2032 (d)		11,505,000	10,144,534
Angola Republic 9.125% 11/26/2049 (d)		7,695,000	5,963,625
Angola Republic 9.375% 5/8/2048 (d)		16,680,000	13,218,900
Angola Republic 9.5% 11/12/2025 (d)		16,180,000	16,220,450
TOTAL ANGOLA			80,198,768
ARGENTINA - 2.9%
Argentine Republic 0.75% 7/9/2030 (e)		53,282,656	42,231,833
Argentine Republic 1% 7/9/2029		15,693,297	13,090,172
Argentine Republic 4.125% 7/9/2035 (e)		78,135,665	52,429,031
Argentine Republic 5% 1/9/2038 (e)		46,294,088	32,891,950
TOTAL ARGENTINA			140,642,986
ARMENIA - 0.4%
Republic of Armenia 3.6% 2/2/2031 (d)		14,165,000	12,235,019
Republic of Armenia 6.75% 3/12/2035 (d)		9,085,000	8,829,530
TOTAL ARMENIA			21,064,549
BAHRAIN - 0.3%
Bahrain Kingdom 5.625% 5/18/2034 (d)		10,220,000	9,291,513
Bahrain Kingdom 7.5% 2/12/2036 (d)		3,705,000	3,793,920
TOTAL BAHRAIN			13,085,433
BENIN - 0.2%
Republic of Benin 7.96% 2/13/2038 (d)		9,135,000	8,609,738
Republic of Benin 8.375% 1/23/2041 (d)		3,550,000	3,404,450
TOTAL BENIN			12,014,188
BERMUDA - 0.2%
Bermuda 2.375% 8/20/2030 (d)		5,325,000	4,717,617
Bermuda 3.375% 8/20/2050 (d)		5,015,000	3,304,885
Bermuda 5% 7/15/2032 (d)		3,830,000	3,754,587
TOTAL BERMUDA			11,777,089
BRAZIL - 1.5%
Brazil Notas do Tesouro Nacional Serie B 12.25% 3/6/2030		13,317,000	17,264,425
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		4,830,000	4,558,313
Brazil Notas do Tesouro Nacional Serie B 4.75% 1/14/2050		9,500,000	6,668,050
Brazil Notas do Tesouro Nacional Serie B 5% 1/27/2045		23,550,000	17,898,000
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		10,860,000	11,601,195
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		1,630,000	1,557,465
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		11,336,000	12,889,032
TOTAL BRAZIL			72,436,480
CHILE - 1.3%
Chilean Republic 2.45% 1/31/2031		30,240,000	27,004,320
Chilean Republic 3.1% 1/22/2061		23,465,000	14,231,523
Chilean Republic 3.5% 1/31/2034		7,100,000	6,375,800
Chilean Republic 4% 1/31/2052		3,960,000	3,057,119
Chilean Republic 4.34% 3/7/2042		5,555,000	4,807,853
Chilean Republic 5.33% 1/5/2054		9,740,000	9,155,600
TOTAL CHILE			64,632,215
COLOMBIA - 2.7%
Colombian Republic 3% 1/30/2030		24,145,000	20,837,135
Colombian Republic 3.125% 4/15/2031		24,300,000	19,980,675
Colombian Republic 3.875% 2/15/2061		6,730,000	3,537,288
Colombian Republic 4.125% 5/15/2051		6,805,000	3,883,682
Colombian Republic 5% 6/15/2045		34,505,000	23,256,370
Colombian Republic 5.2% 5/15/2049		20,620,000	13,794,780
Colombian Republic 5.625% 2/26/2044		11,500,000	8,478,375
Colombian Republic 6.125% 1/18/2041		6,410,000	5,217,740
Colombian Republic 7.375% 4/25/2030		4,800,000	4,965,600
Colombian Republic 7.375% 9/18/2037		3,680,000	3,510,949
Colombian Republic 7.5% 2/2/2034		4,055,000	4,035,739
Colombian Republic 8% 11/14/2035		5,970,000	6,007,313
Colombian Republic 8% 4/20/2033		4,165,000	4,308,693
Colombian Republic 8.5% 4/25/2035		7,630,000	7,931,385
Colombian Republic 8.75% 11/14/2053		5,645,000	5,601,251
TOTAL COLOMBIA			135,346,975
COSTA RICA - 0.8%
Republic of Costa Rica Ministry of Finance 5.625% 4/30/2043 (d)		15,058,000	13,465,617
Republic of Costa Rica Ministry of Finance 6.125% 2/19/2031 (d)		7,110,000	7,316,190
Republic of Costa Rica Ministry of Finance 6.55% 4/3/2034 (d)		5,420,000	5,631,380
Republic of Costa Rica Ministry of Finance 7% 4/4/2044 (d)		4,575,000	4,676,793
Republic of Costa Rica Ministry of Finance 7.3% 11/13/2054 (d)		10,200,000	10,560,570
TOTAL COSTA RICA			41,650,550
COTE D'IVOIRE - 0.9%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (d)		12,360,000	11,239,937
Republic of Cote d'Ivoire 6.375% 3/3/2028 (d)		8,149,000	8,133,761
Republic of Cote d'Ivoire 7.625% 1/30/2033 (d)		12,005,000	11,839,931
Republic of Cote d'Ivoire 8.075% 4/1/2036 (d)		5,550,000	5,343,263
Republic of Cote d'Ivoire 8.25% 1/30/2037 (d)		7,215,000	6,921,927
TOTAL COTE D'IVOIRE			43,478,819
DOMINICAN REPUBLIC - 3.1%
Dominican Republic 4.5% 1/30/2030 (d)		17,850,000	16,957,500
Dominican Republic 4.875% 9/23/2032 (d)		10,930,000	10,082,925
Dominican Republic 5.3% 1/21/2041 (d)		6,000,000	5,158,500
Dominican Republic 5.875% 1/30/2060 (d)		22,430,000	18,860,826
Dominican Republic 5.95% 1/25/2027 (d)		10,954,000	11,052,586
Dominican Republic 6% 7/19/2028 (d)		17,451,000	17,730,216
Dominican Republic 6.4% 6/5/2049 (d)		6,013,000	5,657,481
Dominican Republic 6.5% 2/15/2048 (d)		2,590,000	2,449,816
Dominican Republic 6.6% 6/1/2036 (d)		4,104,000	4,138,884
Dominican Republic 6.85% 1/27/2045 (d)		19,929,000	19,749,639
Dominican Republic 7.05% 2/3/2031 (d)		5,810,000	6,090,042
Dominican Republic 7.15% 2/24/2055 (d)		7,380,000	7,391,070
Dominican Republic 7.45% 4/30/2044 (d)		20,824,000	21,823,553
TOTAL DOMINICAN REPUBLIC			147,143,038
ECUADOR - 1.6%
Republic of Ecuador 5% 7/31/2040 (d)(e)		12,750,000	8,010,188
Republic of Ecuador 5.5% 7/31/2035 (d)(e)		48,400,000	35,162,600
Republic of Ecuador 6.9% 7/31/2030 (d)(e)		41,487,847	35,969,963
TOTAL ECUADOR			79,142,751
EGYPT - 2.5%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		6,290,000	5,725,221
Arab Republic of Egypt 7.5% 1/31/2027 (d)		17,344,000	17,603,293
Arab Republic of Egypt 7.5% 2/16/2061 (d)		24,425,000	17,750,869
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		17,839,000	17,967,262
Arab Republic of Egypt 7.903% 2/21/2048 (d)		17,090,000	13,101,878
Arab Republic of Egypt 8.5% 1/31/2047 (d)		34,441,000	27,923,041
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		15,240,000	12,451,080
Arab Republic of Egypt 9.45% 2/4/2033 (d)		2,300,000	2,317,825
Arab Republic of Egypt Treasury Bills 0% 11/25/2025 (f)	EGP	259,675,000	4,726,975
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (f)	EGP	275,900,000	4,736,945
TOTAL EGYPT			124,304,389
EL SALVADOR - 0.8%
El Salvador Republic 0.25% 4/17/2030 (d)		5,455,000	101,598
El Salvador Republic 7.1246% 1/20/2050 (d)		8,578,000	7,173,353
El Salvador Republic 7.625% 2/1/2041 (d)		11,695,000	10,782,790
El Salvador Republic 7.65% 6/15/2035 (d)		11,205,000	10,877,254
El Salvador Republic 9.25% 4/17/2030 (d)		5,455,000	5,787,428
El Salvador Republic 9.65% 11/21/2054 (d)		3,465,000	3,586,275
TOTAL EL SALVADOR			38,308,698
GABON - 0.3%
Gabonese Republic 6.625% 2/6/2031 (d)		6,145,000	4,873,783
Gabonese Republic 7% 11/24/2031 (d)		13,095,000	10,377,788
TOTAL GABON			15,251,571
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (d)		9,785,000	9,529,671
GHANA - 0.6%
Ghana Republic 0% 1/3/2030 (d)(f)		2,238,790	1,861,554
Ghana Republic 0% 7/3/2026 (d)(f)		1,498,726	1,450,186
Ghana Republic 5% 7/3/2029 (d)(e)		17,822,155	16,641,437
Ghana Republic 5% 7/3/2035 (d)(e)		14,506,529	11,218,624
TOTAL GHANA			31,171,801
GUATEMALA - 1.0%
Republic of Guatemala 3.7% 10/7/2033 (d)		2,500,000	2,117,500
Republic of Guatemala 4.9% 6/1/2030 (d)		2,500,000	2,445,000
Republic of Guatemala 5.25% 8/10/2029 (d)		9,000,000	8,928,000
Republic of Guatemala 5.375% 4/24/2032 (d)		5,270,000	5,144,838
Republic of Guatemala 6.125% 6/1/2050 (d)		14,765,000	13,366,016
Republic of Guatemala 6.55% 2/6/2037 (d)		3,800,000	3,826,600
Republic of Guatemala 6.6% 6/13/2036 (d)		13,040,000	13,261,680
TOTAL GUATEMALA			49,089,634
HUNGARY - 1.5%
Hungary Government 2.125% 9/22/2031 (d)		13,890,000	11,518,491
Hungary Government 3.125% 9/21/2051 (d)		19,355,000	11,424,289
Hungary Government 5.25% 6/16/2029 (d)		6,100,000	6,145,750
Hungary Government 5.5% 3/26/2036 (d)		10,290,000	9,896,613
Hungary Government 5.5% 6/16/2034 (d)		7,895,000	7,735,126
Hungary Government 6.75% 9/25/2052 (d)		12,980,000	13,210,135
Hungary Government 7% 10/24/2035	HUF	2,016,570,000	5,960,334
Hungary Government 7.625% 3/29/2041		5,500,000	6,182,990
TOTAL HUNGARY			72,073,728
INDONESIA - 2.0%
Indonesia Government 5.125% 1/15/2045 (d)		12,522,000	11,991,380
Indonesia Government 5.95% 1/8/2046 (d)		6,230,000	6,482,035
Indonesia Government 6.625% 2/17/2037 (d)		18,536,000	20,674,591
Indonesia Government 6.75% 1/15/2044 (d)		6,465,000	7,242,416
Indonesia Government 7.75% 1/17/2038 (d)		21,772,000	26,455,702
Indonesia Government 8.5% 10/12/2035 (d)		19,301,000	24,439,891
TOTAL INDONESIA			97,286,015
JAMAICA - 0.2%
Jamaican Government 7.875% 7/28/2045		7,490,000	8,757,120
JORDAN - 0.6%
Jordan Government 5.85% 7/7/2030 (d)		8,860,000	8,483,450
Jordan Government 7.375% 10/10/2047 (d)		9,620,000	8,513,700
Jordan Government 7.5% 1/13/2029 (d)		6,610,000	6,745,307
Jordan Government 7.75% 1/15/2028 (d)		6,645,000	6,848,337
TOTAL JORDAN			30,590,794
KENYA - 0.7%
Republic of Kenya 6.3% 1/23/2034 (d)		15,455,000	12,475,121
Republic of Kenya 7.25% 2/28/2028 (d)		4,015,000	3,919,644
Republic of Kenya 8% 5/22/2032 (d)		4,815,000	4,471,715
Republic of Kenya 9.5% 3/5/2036 (d)		1,600,000	1,501,200
Republic of Kenya 9.75% 2/16/2031 (d)		10,905,000	11,058,324
TOTAL KENYA			33,426,004
LEBANON - 0.4%
Lebanon Republic 5.8% (c)(g)		8,540,000	1,614,060
Lebanon Republic 6% (c)(g)		5,256,000	993,384
Lebanon Republic 6.1% (c)(g)		37,296,000	7,048,944
Lebanon Republic 6.2% (c)(g)		5,669,000	1,071,441
Lebanon Republic 6.375% (c)(g)		35,061,000	6,626,529
Lebanon Republic 6.65% (c)(g)		3,000,000	567,000
Lebanon Republic 6.75% (c)(g)		3,000,000	567,000
Lebanon Republic 8.25% (c)(g)		15,320,000	2,895,480
TOTAL LEBANON			21,383,838
MEXICO - 2.0%
United Mexican States 3.25% 4/16/2030		23,060,000	21,261,320
United Mexican States 4.35% 1/15/2047		5,360,000	3,875,279
United Mexican States 4.75% 4/27/2032		5,375,000	5,117,000
United Mexican States 5.75% 10/12/2110		8,780,000	6,953,760
United Mexican States 6.05% 1/11/2040		35,198,000	33,538,766
United Mexican States 6.338% 5/4/2053		5,935,000	5,457,233
United Mexican States 6.35% 2/9/2035		9,065,000	9,268,963
United Mexican States 6.875% 5/13/2037		4,855,000	5,061,338
United Mexican States 7.375% 5/13/2055		8,925,000	9,237,375
TOTAL MEXICO			99,771,034
MONGOLIA - 0.2%
Mongolia Government 3.5% 7/7/2027 (d)		2,675,000	2,500,623
Mongolia Government 6.625% 2/25/2030 (d)		7,365,000	7,221,825
Mongolia Government 7.875% 6/5/2029 (d)		1,970,000	2,043,875
TOTAL MONGOLIA			11,766,323
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (d)	EUR	3,765,000	4,377,194
Republic of Montenegro 7.25% 3/12/2031 (d)		17,315,000	17,904,749
TOTAL MONTENEGRO			22,281,943
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (d)		9,915,000	10,432,463
NIGERIA - 2.5%
Republic of Nigeria 0% 10/7/2025 (f)	NGN	11,518,630,000	6,998,709
Republic of Nigeria 6.125% 9/28/2028 (d)		13,115,000	12,483,906
Republic of Nigeria 6.5% 11/28/2027 (d)		25,043,000	24,792,570
Republic of Nigeria 7.143% 2/23/2030 (d)		11,415,000	10,847,789
Republic of Nigeria 7.625% 11/21/2025 (d)		15,862,000	15,961,138
Republic of Nigeria 7.625% 11/28/2047 (d)		23,015,000	18,383,231
Republic of Nigeria 7.696% 2/23/2038 (d)		3,500,000	3,020,499
Republic of Nigeria 7.875% 2/16/2032 (d)		15,065,000	14,259,023
Republic of Nigeria 8.375% 3/24/2029 (d)		17,000,000	17,106,250
TOTAL NIGERIA			123,853,115
OMAN - 1.6%
Oman Sultanate 6% 8/1/2029 (d)		13,910,000	14,556,815
Oman Sultanate 6.25% 1/25/2031 (d)		14,685,000	15,569,331
Oman Sultanate 6.5% 3/8/2047 (d)		17,700,000	17,912,400
Oman Sultanate 6.75% 1/17/2048 (d)		27,440,000	28,276,920
Oman Sultanate 7% 1/25/2051 (d)		2,880,000	3,052,800
TOTAL OMAN			79,368,266
PAKISTAN - 1.2%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		24,660,000	24,277,770
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		29,055,000	27,456,975
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		7,180,000	6,391,995
Islamic Republic of Pakistan 7.875% 3/31/2036 (d)		1,293,000	1,057,028
TOTAL PAKISTAN			59,183,768
PANAMA - 1.8%
Panamanian Republic 2.252% 9/29/2032		18,445,000	14,071,691
Panamanian Republic 3.16% 1/23/2030		13,515,000	12,190,530
Panamanian Republic 3.298% 1/19/2033		16,210,000	13,186,835
Panamanian Republic 3.87% 7/23/2060		21,270,000	12,123,900
Panamanian Republic 4.3% 4/29/2053		7,000,000	4,501,000
Panamanian Republic 4.5% 4/16/2050		10,770,000	7,248,856
Panamanian Republic 4.5% 5/15/2047		4,515,000	3,122,122
Panamanian Republic 6.4% 2/14/2035		9,790,000	9,506,090
Panamanian Republic 7.875% 3/1/2057		5,480,000	5,599,190
Panamanian Republic 8% 3/1/2038		5,795,000	6,200,650
TOTAL PANAMA			87,750,864
PARAGUAY - 0.8%
Republic of Paraguay 2.739% 1/29/2033 (d)		5,873,000	5,002,386
Republic of Paraguay 4.95% 4/28/2031 (d)		15,930,000	15,826,455
Republic of Paraguay 5.4% 3/30/2050 (d)		12,025,000	10,287,388
Republic of Paraguay 5.6% 3/13/2048 (d)		3,335,000	2,958,145
Republic of Paraguay 6% 2/9/2036 (d)		4,280,000	4,357,040
Republic of Paraguay 6.65% 3/4/2055 (d)		3,430,000	3,430,000
TOTAL PARAGUAY			41,861,414
PERU - 1.1%
Peruvian Republic 2.783% 1/23/2031		13,915,000	12,491,147
Peruvian Republic 3% 1/15/2034		21,165,000	17,789,183
Peruvian Republic 3.3% 3/11/2041		30,340,000	22,550,205
TOTAL PERU			52,830,535
PHILIPPINES - 0.9%
Philippine Republic 2.65% 12/10/2045		9,490,000	6,148,334
Philippine Republic 2.95% 5/5/2045		3,200,000	2,191,999
Philippine Republic 4.75% 3/5/2035		1,880,000	1,844,279
Philippine Republic 5% 7/17/2033		4,990,000	5,024,930
Philippine Republic 5.5% 1/17/2048		3,675,000	3,578,991
Philippine Republic 5.6% 5/14/2049		6,620,000	6,493,128
Philippine Republic 5.609% 4/13/2033		6,190,000	6,479,754
Philippine Republic 5.95% 10/13/2047		11,890,000	12,237,783
TOTAL PHILIPPINES			43,999,198
POLAND - 1.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		6,800,000	6,835,632
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		3,985,000	4,189,630
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		15,875,000	15,638,780
Republic of Poland 5.375% 2/12/2035		9,155,000	9,328,945
Republic of Poland 5.5% 3/18/2054		2,075,000	1,919,375
Republic of Poland 5.5% 4/4/2053		14,095,000	13,111,874
TOTAL POLAND			51,024,236
QATAR - 0.6%
State of Qatar 4.4% 4/16/2050 (d)		7,600,000	6,422,950
State of Qatar 4.817% 3/14/2049 (d)		9,501,000	8,515,271
State of Qatar 5.103% 4/23/2048 (d)		17,315,000	16,276,100
TOTAL QATAR			31,214,321
ROMANIA - 1.3%
Romanian Republic 3% 2/14/2031 (d)		21,864,000	18,682,788
Romanian Republic 3.625% 3/27/2032 (d)		6,989,000	5,990,901
Romanian Republic 4% 2/14/2051 (d)		17,480,000	10,955,113
Romanian Republic 6.85% 7/29/2030	RON	21,805,000	4,937,472
Romanian Republic 7.125% 1/17/2033 (d)		10,140,000	10,532,722
Romanian Republic 7.5% 2/10/2037 (d)		11,152,000	11,574,438
Romanian Republic 7.625% 1/17/2053 (d)		4,154,000	4,209,829
TOTAL ROMANIA			66,883,263
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (d)		13,625,000	11,581,250
SAUDI ARABIA - 1.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		16,070,000	13,453,643
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		9,925,000	6,122,534
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		12,720,000	8,649,600
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		17,219,000	14,151,952
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		8,810,000	6,833,300
TOTAL SAUDI ARABIA			49,211,029
SENEGAL - 0.3%
Republic of Senegal 6.25% 5/23/2033 (d)		10,895,000	7,092,645
Republic of Senegal 6.75% 3/13/2048 (d)		13,475,000	8,068,156
TOTAL SENEGAL			15,160,801
SERBIA - 0.7%
Republic of Serbia 2.125% 12/1/2030 (d)		15,845,000	13,357,831
Republic of Serbia 6% 6/12/2034 (d)		7,170,000	7,226,464
Republic of Serbia 6.25% 5/26/2028 (d)		3,140,000	3,242,050
Republic of Serbia 6.5% 9/26/2033 (d)		12,130,000	12,745,658
TOTAL SERBIA			36,572,003
SOUTH AFRICA - 1.2%
South African Republic 5.65% 9/27/2047		22,135,000	16,645,520
South African Republic 5.75% 9/30/2049		32,720,000	24,572,720
South African Republic 7.1% 11/19/2036 (d)		9,520,000	9,422,420
South African Republic 7.3% 4/20/2052		7,475,000	6,734,975
TOTAL SOUTH AFRICA			57,375,635
SRI LANKA - 1.2%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(e)		10,613,325	9,451,219
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(e)		20,396,187	16,469,922
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(e)		17,450,677	14,215,758
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(e)		8,721,673	7,086,359
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(e)		6,626,834	4,520,329
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		9,243,152	8,660,833
TOTAL SRI LANKA			60,404,420
TURKEY - 2.9%
Turkish Republic 26.2% 10/5/2033	TRY	121,135,000	2,843,350
Turkish Republic 32.6% 2/10/2027	TRY	661,180,000	15,758,294
Turkish Republic 4.875% 4/16/2043		23,220,000	16,364,295
Turkish Republic 5.125% 2/17/2028		5,545,000	5,451,290
Turkish Republic 5.75% 5/11/2047		10,410,000	7,804,898
Turkish Republic 6% 1/14/2041		21,698,000	17,890,001
Turkish Republic 6% 3/25/2027		8,850,000	8,895,401
Turkish Republic 6.5% 1/3/2035		17,175,000	16,208,906
Turkish Republic 6.625% 2/17/2045		530,000	448,136
Turkish Republic 7.25% 5/29/2032		4,255,000	4,272,020
Turkish Republic 7.625% 5/15/2034		10,220,000	10,475,500
Turkish Republic 9.125% 7/13/2030		8,800,000	9,737,772
Turkish Republic 9.375% 1/19/2033		2,725,000	3,068,772
Turkish Republic 9.375% 3/14/2029		16,665,000	18,354,914
TOTAL TURKEY			137,573,549
UKRAINE - 1.3%
Ukraine Government 0% 2/1/2030 (d)(e)		4,009,433	1,917,471
Ukraine Government 0% 2/1/2034 (d)(e)		14,982,632	5,738,348
Ukraine Government 0% 2/1/2035 (d)(e)		14,106,378	6,610,161
Ukraine Government 0% 2/1/2036 (d)(e)		10,551,148	4,932,662
Ukraine Government 0% 8/1/2041 (d)(h)		8,905,000	6,367,075
Ukraine Government 1.75% 2/1/2029 (d)(e)		19,719,669	12,152,246
Ukraine Government 1.75% 2/1/2034 (d)(e)		24,279,212	12,503,795
Ukraine Government 1.75% 2/1/2035 (d)(e)		15,258,656	7,751,397
Ukraine Government 1.75% 2/1/2036 (d)(e)		10,401,782	5,161,884
TOTAL UKRAINE			63,135,039
UNITED ARAB EMIRATES - 0.9%
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		38,863,000	26,349,114
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		7,330,000	7,275,025
Emirate of Dubai 3.9% 9/9/2050 (c)		17,255,000	12,181,512
TOTAL UNITED ARAB EMIRATES			45,805,651
URUGUAY - 0.6%
Uruguay Republic 5.1% 6/18/2050		27,510,000	25,364,220
Uruguay Republic 5.75% 10/28/2034		5,850,000	6,177,600
TOTAL URUGUAY			31,541,820
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.9% 10/19/2031 (d)		12,475,000	10,965,525
Republic of Uzbekistan 5.375% 2/20/2029 (d)		4,950,000	4,855,950
TOTAL UZBEKISTAN			15,821,475
VENEZUELA - 1.3%
Venezuela Republic 11.75% (c)(g)		65,000,000	13,000,000
Venezuela Republic 11.95% (c)(g)		82,250,000	15,504,125
Venezuela Republic 12.75% (c)(g)		17,000,000	3,102,499
Venezuela Republic 9.25% (g)		62,675,000	12,535,000
Venezuela Republic 9.25% (c)(g)		70,265,000	12,401,773
Venezuela Republic 9.375% (g)		37,005,000	8,305,310
TOTAL VENEZUELA			64,848,707
ZAMBIA - 0.4%
Republic of Zambia 0.5% 12/31/2053 (d)		18,504,128	12,536,547
Republic of Zambia 5.75% 6/30/2033 (d)(e)		7,161,218	6,570,417
TOTAL ZAMBIA			19,106,964
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,948,033,406)			2,789,868,711

Non-Convertible Corporate Bonds - 30.0%
		Principal Amount (a)	Value ($)
AZERBAIJAN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		17,939,000	18,119,646
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (c)		9,030,000	9,462,717

TOTAL AZERBAIJAN			27,582,363
BAHRAIN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		24,018,000	24,526,461
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		4,370,000	4,614,327

TOTAL BAHRAIN			29,140,788
BRAZIL - 2.3%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
NBM US Holdings Inc 6.625% 8/6/2029 (d)		5,930,000	5,951,882
Food Products - 0.1%
Marb Bondco PLC 3.95% 1/29/2031 (d)		3,045,000	2,693,850
TOTAL CONSUMER STAPLES			8,645,732

Energy - 0.4%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		8,529,104	9,078,386
Oil, Gas & Consumable Fuels - 0.2%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		13,783,476	10,944,080
TOTAL ENERGY			20,022,466

Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		9,590,000	9,958,640
Industrials - 0.2%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)(i)		3,485,000	3,522,986
Passenger Airlines - 0.2%
Azul Secured Finance LLP 11.5% (g)		12,000,714	240,014
Azul Secured Finance LLP 11.93% (g)		11,015,024	2,533,456
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.3099% pay-in-kind (d)(g)(h)(j)		4,259,366	5,281,614
			8,055,084
TOTAL INDUSTRIALS			11,578,070

Materials - 1.1%
Chemicals - 0.2%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		5,550,000	3,502,050
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		5,790,000	4,572,942
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		4,525,000	3,608,235
			11,683,227
Metals & Mining - 0.8%
CSN Resources SA 8.875% 12/5/2030 (d)		13,790,000	13,576,255
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(h)		16,948,657	16,620,277
Usiminas International Sarl 7.5% 1/27/2032 (d)		6,775,000	6,911,731
			37,108,263
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		3,075,000	3,224,906
TOTAL MATERIALS			52,016,396

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (d)		10,770,000	11,399,722
TOTAL BRAZIL			113,621,026
CHILE - 2.0%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		16,142,000	15,274,368
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		4,165,000	4,206,650
Materials - 1.6%
Metals & Mining - 1.5%
Antofagasta PLC 2.375% 10/14/2030 (d)		12,195,000	10,642,577
Antofagasta PLC 5.625% 5/13/2032 (d)		6,195,000	6,318,899
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		9,240,000	8,572,988
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (d)		8,130,000	4,933,284
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		16,785,000	11,286,234
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (d)		6,855,000	5,322,222
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		4,740,000	4,593,060
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		4,795,000	4,884,906
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		5,575,000	5,454,301
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		3,905,000	4,074,868
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		6,340,000	6,492,160
			72,575,499
Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		4,280,000	4,359,608
TOTAL MATERIALS			76,935,107

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		3,709,631	3,715,195
TOTAL CHILE			100,131,320
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Prosus NV 3.832% 2/8/2051 (d)		7,355,000	4,701,683
Prosus NV 4.193% 1/19/2032 (d)		11,350,000	10,598,063
			15,299,746
Hotels, Restaurants & Leisure - 0.1%
Meituan 4.625% 10/2/2029 (d)		5,655,000	5,656,539
TOTAL CHINA			20,956,285
COLOMBIA - 1.2%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Ecopetrol SA 8.375% 1/19/2036		8,940,000	8,611,455
Ecopetrol SA 8.875% 1/13/2033		11,770,000	12,123,101
Geopark Ltd 5.5% 1/17/2027 (d)		2,885,000	2,760,569
Geopark Ltd 8.75% 1/31/2030 (d)		9,350,000	8,192,938
			31,688,063
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (d)		11,645,000	11,848,719
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		11,545,000	10,300,334
Termocandelaria Power SA 7.75% 9/17/2031 (d)		5,242,000	5,341,860
			15,642,194
TOTAL COLOMBIA			59,178,976
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)		7,650,000	7,635,797
COSTA RICA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		4,880,000	5,197,688
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (d)		8,755,000	8,768,045
CZECH REPUBLIC - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Czechoslovak Group AS 5.25% 1/10/2031 (d)(i)	EUR	2,255,000	2,696,951
Czechoslovak Group AS 6.5% 1/10/2031 (d)(i)		3,410,000	3,437,707

TOTAL CZECH REPUBLIC			6,134,658
GEORGIA - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (d)		7,705,000	6,915,238
GHANA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		6,305,000	5,195,320
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		23,695,000	17,534,300
Tullow Oil PLC 10.25% 5/15/2026 (d)		12,400,000	10,726,000

TOTAL GHANA			33,455,620
GUATEMALA - 0.6%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (d)		9,920,000	9,248,614
Millicom International Cellular SA 4.5% 4/27/2031 (d)		9,095,000	8,278,724
Millicom International Cellular SA 7.375% 4/2/2032 (d)		5,070,000	5,185,533
			22,712,871
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		6,260,000	6,113,265
TOTAL GUATEMALA			28,826,136
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		4,230,000	4,311,977
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (c)		4,210,000	4,359,981
MVM Energetika Zrt 7.5% 6/9/2028 (c)		1,070,000	1,126,543
			5,486,524
TOTAL HUNGARY			9,798,501
INDIA - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
CA Magnum Holdings 5.375% 10/31/2026 (d)		8,295,000	8,222,211
INDONESIA - 1.1%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		17,175,000	16,996,208
Materials - 0.8%
Metals & Mining - 0.8%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		5,520,000	5,518,344
Freeport Indonesia PT 5.315% 4/14/2032 (d)		8,260,000	8,256,985
Freeport Indonesia PT 6.2% 4/14/2052 (d)		6,385,000	6,243,317
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		15,185,000	15,469,719
			35,488,365
TOTAL INDONESIA			52,484,573
ISRAEL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(d)		12,100,000	11,942,095
Leviathan Bond Ltd 6.5% 6/30/2027 (c)(d)		9,445,000	9,365,076
Leviathan Bond Ltd 6.75% 6/30/2030 (c)(d)		4,040,000	3,975,360

TOTAL ISRAEL			25,282,531
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		2,375,000	2,395,781
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		11,795,000	10,180,619
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		5,940,000	5,111,726
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		5,372,000	4,738,104

TOTAL KAZAKHSTAN			20,030,449
MADAGASCAR - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)(i)		5,705,000	5,685,033
MALAYSIA - 0.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		10,840,000	9,728,899
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		14,910,000	9,723,557
Petronas Capital Ltd 3.5% 4/21/2030 (d)		10,240,000	9,838,182
Petronas Capital Ltd 4.8% 4/21/2060 (d)		3,500,000	3,022,915
			22,584,654
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		13,415,000	13,236,581
TOTAL MALAYSIA			45,550,134
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom 7.375% 2/16/2027 (d)		6,250,000	6,312,500
MEXICO - 4.2%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (c)(g)		27,098,000	9,755,280
Consumer Staples - 0.1%
Food Products - 0.1%
Gruma SAB de CV 5.761% 12/9/2054 (d)		9,420,000	8,890,125
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Petroleos Mexicanos 6.5% 3/13/2027		9,810,000	9,741,330
Petroleos Mexicanos 6.5% 6/2/2041		11,163,000	8,232,713
Petroleos Mexicanos 6.625% 6/15/2035		69,624,000	58,418,017
Petroleos Mexicanos 6.7% 2/16/2032		14,394,000	13,363,390
Petroleos Mexicanos 6.95% 1/28/2060		29,115,000	20,930,774
Petroleos Mexicanos 7.69% 1/23/2050		52,575,000	41,271,375
			151,957,599
Materials - 0.3%
Chemicals - 0.3%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		5,690,000	4,196,375
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		12,800,000	13,113,600
			17,309,975
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		7,345,000	7,574,531
Saavi Energia Sarl 8.875% 2/10/2035 (d)		14,515,000	15,110,115
			22,684,646
TOTAL MEXICO			210,597,625
MOROCCO - 0.7%
Materials - 0.7%
Chemicals - 0.7%
OCP SA 3.75% 6/23/2031 (d)		10,060,000	9,023,820
OCP SA 5.125% 6/23/2051 (d)		4,000,000	3,035,000
OCP SA 6.1% 4/30/2030 (d)		5,355,000	5,415,244
OCP SA 6.875% 4/25/2044 (d)		5,295,000	5,119,603
OCP SA 7.5% 5/2/2054 (d)		11,660,000	11,618,840

TOTAL MOROCCO			34,212,507
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (d)		2,332,000	2,279,530
IHS Holding Ltd 7.875% 5/29/2030 (d)		9,330,000	9,350,433
			11,629,963
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SEPLAT Energy PLC 9.125% 3/21/2030 (d)		5,385,000	5,339,551
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		2,268,668	2,274,339
TOTAL NIGERIA			19,243,853
PANAMA - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		10,945,000	10,975,783
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		12,710,000	11,801,235
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		9,245,000	9,468,035
TOTAL COMMUNICATION SERVICES			32,245,053

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		5,720,000	4,035,460
TOTAL PANAMA			36,280,513
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		3,750,000	3,744,150
PERU - 0.5%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (d)		5,035,000	4,919,195
Materials - 0.3%
Metals & Mining - 0.3%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (d)		2,435,000	2,404,563
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		7,175,000	7,304,150
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		5,060,000	5,012,562
			14,721,275
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (d)		5,625,000	5,558,203
TOTAL PERU			25,198,673
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (d)		9,255,000	9,490,088
QATAR - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
QatarEnergy 2.25% 7/12/2031 (d)		14,440,000	12,611,318
QatarEnergy 3.125% 7/12/2041 (d)		11,965,000	8,803,608
QatarEnergy 3.3% 7/12/2051 (d)		31,000,000	20,928,875

TOTAL QATAR			42,343,801
SAUDI ARABIA - 3.1%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		23,297,331	20,727,344
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		18,280,000	16,205,951
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		20,230,000	12,839,779
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		23,676,000	22,801,528
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		22,055,000	19,108,452
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		19,984,000	15,723,411
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		2,505,000	2,276,419
Saudi Arabian Oil Co 6.375% 6/2/2055 (c)		4,815,000	4,808,355
			114,491,239
Industrials - 0.7%
Construction & Engineering - 0.7%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		3,800,000	3,833,250
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		8,695,000	8,676,523
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		7,665,000	7,880,578
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		6,145,000	6,348,615
TMS Issuer Sarl 5.78% 8/23/2032 (d)		6,660,000	6,853,639
			33,592,605
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		6,605,000	6,720,092
TOTAL SAUDI ARABIA			154,803,936
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		9,330,000	9,318,188
SOUTH AFRICA - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		13,580,000	11,526,025
Materials - 0.4%
Chemicals - 0.4%
Sasol Financing USA LLC 4.375% 9/18/2026		21,515,000	21,084,700
Utilities - 0.6%
Electric Utilities - 0.6%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		15,665,000	15,841,231
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		10,415,000	10,909,713
			26,750,944
TOTAL SOUTH AFRICA			59,361,669
TURKEY - 0.4%
Financials - 0.3%
Banks - 0.3%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (d)		7,330,000	7,344,453
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		6,585,000	6,877,242
			14,221,695
Industrials - 0.1%
Building Products - 0.1%
Sisecam UK PLC 8.625% 5/2/2032 (d)		6,925,000	7,005,053
TOTAL TURKEY			21,226,748
UKRAINE - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		8,237,135	6,424,966
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (c)		6,283,149	6,048,787

TOTAL UKRAINE			12,473,753
UNITED ARAB EMIRATES - 2.4%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		12,360,000	11,193,525
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		7,810,104	6,908,974
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		19,645,000	16,649,138
			34,751,637
Financials - 0.8%
Financial Services - 0.8%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		9,540,000	8,812,575
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		4,920,000	5,105,287
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		6,805,000	6,369,752
MDGH GMTN RSC Ltd 3.375% 3/28/2032 (c)		2,140,000	1,971,475
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		5,905,000	5,653,742
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		7,385,000	6,735,121
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		5,925,000	6,158,267
			40,806,219
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(h)		11,535,000	11,728,211
Alpha Star Holding IX Ltd 7% 8/26/2028 (c)		7,955,000	8,058,256
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (c)		3,600,000	3,727,800
			23,514,267
Utilities - 0.4%
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		3,435,000	2,632,069
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		6,105,000	6,072,155
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		9,565,000	9,140,601
			17,844,825
TOTAL UNITED ARAB EMIRATES			116,916,948
UZBEKISTAN - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		5,355,000	5,473,827
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		11,585,000	11,764,568
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		4,745,000	4,851,810
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		7,380,000	7,354,170

TOTAL UZBEKISTAN			29,444,375
VENEZUELA - 1.6%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petroleos de Venezuela SA 5.375% (c)(g)		152,515,000	19,140,633
Petroleos de Venezuela SA 5.5% (c)(g)		184,250,000	22,662,750
Petroleos de Venezuela SA 6% (d)(g)		69,540,000	8,727,270
Petroleos de Venezuela SA 8.5% (c)(g)		20,540,000	18,921,653
Petroleos de Venezuela SA 9.75% (d)(g)		56,000,000	8,019,200

TOTAL VENEZUELA			77,471,506
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,699,797,985)			1,485,433,986

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA/Cayman Island 5 year U.S. Treasury Index + 3.222%, 7.562% (d)(h)(j)(k)	6,160,000	6,321,102
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (d)(h)(k)	5,950,000	6,086,171
Banco de Credito e Inversiones SA 8.75% (d)(h)(k)	6,350,000	6,923,055

TOTAL CHILE		13,009,226
MEXICO - 0.9%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (d)(h)(k)	9,495,000	9,702,045
Banco Mercantil del Norte SA/Grand Cayman 8.375% (d)(h)(k)	4,015,000	4,105,090
		13,807,135
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV 5.125% (d)(h)(k)	19,110,000	19,190,897
Cemex SAB de CV 7.2% (d)(h)(k)	8,950,000	9,089,698
		28,280,595
TOTAL MEXICO		42,087,730
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (d)(g)(h)(k)(l)	6,660,000	333,000
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (c)(h)(k)	15,805,000	16,264,279
TOTAL PREFERRED SECURITIES (Cost $84,244,956)		78,015,337

U.S. Treasury Obligations - 1.6%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12 to 5.02	42,697,000	30,048,014
US Treasury Bonds 3.625% 2/15/2053 (n)	3.96 to 5.06	5,628,000	4,594,294
US Treasury Notes 4.125% 5/31/2032	4.14 to 4.20	33,753,000	34,033,036
US Treasury Notes 4.25% 5/15/2035	4.40	12,075,000	12,093,867
TOTAL U.S. TREASURY OBLIGATIONS (Cost $86,587,597)			80,769,211

Money Market Funds - 9.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	4.32	430,227,667	430,313,713
Fidelity Securities Lending Cash Central Fund (o)(p)	4.32	38,677,132	38,681,000
TOTAL MONEY MARKET FUNDS (Cost $468,994,713)			468,994,713

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,342,284,553)	4,958,840,819
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,359,938)
NET ASSETS - 100.0%	4,957,480,881

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	1,744	Sep 2025	195,518,750	4,265,791	4,265,791

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $246,615,519 or 5.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,933,454,801 or 59.2% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Non-income producing - Security is in default.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Level 3 security
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,628,578.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,538,622	988,462,790	671,687,699	4,550,863	-	-	430,313,713	430,227,667	0.8%
Fidelity Securities Lending Cash Central Fund	-	97,550,652	58,869,652	68,333	-	-	38,681,000	38,677,132	0.1%
Total	113,538,622	1,086,013,442	730,557,351	4,619,196	-	-	468,994,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Convertible Preferred Stocks
Materials	7,124,099	-	7,124,099	-

Fixed-Income Funds	48,634,762	48,634,762	-	-

Foreign Government and Government Agency Obligations	2,789,868,711	-	2,789,868,711	-

Non-Convertible Corporate Bonds
Communication Services	118,885,243	-	118,885,243	-
Consumer Discretionary	40,003,372	-	40,003,372	-
Consumer Staples	22,455,052	-	22,455,052	-
Energy	679,308,966	-	679,308,966	-
Financials	74,496,219	-	74,496,219	-
Industrials	84,893,446	-	84,893,446	-
Information Technology	10,496,550	-	10,496,550	-
Materials	316,185,353	-	316,185,353	-
Real Estate	23,514,267	-	23,514,267	-
Utilities	115,195,518	-	115,195,518	-

Preferred Securities
Financials	33,470,463	-	33,137,463	333,000
Industrials	16,264,279	-	16,264,279	-
Materials	28,280,595	-	28,280,595	-

U.S. Treasury Obligations	80,769,211	-	80,769,211	-

Money Market Funds	468,994,713	468,994,713	-	-
Total Investments in Securities:	4,958,840,819	517,629,475	4,440,878,344	333,000
Derivative Instruments:

Assets
Futures Contracts	4,265,791	4,265,791	-	-
Total Assets	4,265,791	4,265,791	-	-
Total Derivative Instruments:	4,265,791	4,265,791	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	4,265,791	0
Total Interest Rate Risk	4,265,791	0
Total Value of Derivatives	4,265,791	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $38,113,130) - See accompanying schedule:
Unaffiliated issuers (cost $4,873,289,840)	$4,489,846,106
Fidelity Central Funds (cost $468,994,713)	468,994,713

Total Investment in Securities (cost $5,342,284,553)		$4,958,840,819
Foreign currency held at value (cost $367,592)		395,736
Receivable for investments sold		935,336
Receivable for fund shares sold		2,546,499
Interest receivable		76,469,739
Distributions receivable from Fidelity Central Funds		1,363,106
Receivable for daily variation margin on futures contracts		517,484
Total assets		5,041,068,719
Liabilities
Payable for investments purchased
Regular delivery	$21,080,183
Delayed delivery	13,436,829
Payable for fund shares redeemed	5,266,592
Distributions payable	2,148,261
Accrued management fee	2,892,333
Distribution and service plan fees payable	25,537
Other payables and accrued expenses	57,103
Collateral on securities loaned	38,681,000
Total liabilities		83,587,838
Net Assets		$4,957,480,881
Net Assets consist of:
Paid in capital		$6,694,811,021
Total accumulated earnings (loss)		(1,737,330,140)
Net Assets		$4,957,480,881

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($73,246,866 ÷ 5,638,215 shares)(a)		$12.99
Maximum offering price per share (100/96.00 of $12.99)		$13.53
Class M :
Net Asset Value and redemption price per share ($24,673,329 ÷ 1,898,666 shares)(a)		$13.00
Maximum offering price per share (100/96.00 of $13.00)		$13.54
Class C :
Net Asset Value and offering price per share ($6,310,673 ÷ 485,869 shares)(a)		$12.99
Fidelity New Markets Income Fund :
Net Asset Value, offering price and redemption price per share ($1,559,419,045 ÷ 120,027,602 shares)		$12.99
Class I :
Net Asset Value, offering price and redemption price per share ($1,240,682,798 ÷ 95,479,041 shares)		$12.99
Class Z :
Net Asset Value, offering price and redemption price per share ($2,053,148,170 ÷ 158,034,729 shares)		$12.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$2,383,245
Interest		153,197,297
Income from Fidelity Central Funds (including $68,333 from security lending)		4,619,196
Total income		160,199,738
Expenses
Management fee	$16,786,971
Distribution and service plan fees	156,117
Custodian fees and expenses	20,204
Independent trustees' fees and expenses	8,675
Registration fees	69,374
Audit fees	56,745
Legal	97,469
Miscellaneous	45,322
Total expenses before reductions	17,240,877
Expense reductions	(24,161)
Total expenses after reductions		17,216,716
Net Investment income (loss)		142,983,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(125,586,771)
Foreign currency transactions	(647,686)
Futures contracts	(320,805)
Total net realized gain (loss)		(126,555,262)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	223,985,531
Assets and liabilities in foreign currencies	19,812
Futures contracts	5,861,288
Total change in net unrealized appreciation (depreciation)		229,866,631
Net gain (loss)		103,311,369
Net increase (decrease) in net assets resulting from operations		$246,294,391
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,983,022	$232,396,686
Net realized gain (loss)	(126,555,262)	(178,247,412)
Change in net unrealized appreciation (depreciation)	229,866,631	227,437,764
Net increase (decrease) in net assets resulting from operations	246,294,391	281,587,038
Distributions to shareholders	(120,841,224)	(204,955,516)

Share transactions - net increase (decrease)	227,626,746	328,659,432
Total increase (decrease) in net assets	353,079,913	405,290,954

Net Assets
Beginning of period	4,604,400,968	4,199,110,014
End of period	$4,957,480,881	$4,604,400,968

Financial Highlights
Fidelity Advisor® New Markets Income Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.42	$11.51	$14.24	$15.09	$15.07
Income from Investment Operations
Net investment income (loss) A,B	.377	.636	.690	.621	.575	.649
Net realized and unrealized gain (loss)	.279	.153	.823	(2.796)	(.888)	(.062)
Total from investment operations	.656	.789	1.513	(2.175)	(.313)	.587
Distributions from net investment income	(.316)	(.559)	(.603)	(.555)	(.497)	(.556)
Distributions from net realized gain	-	-	-	-	(.040)	(.011)
Total distributions	(.316)	(.559)	(.603)	(.555)	(.537)	(.567)
Net asset value, end of period	$12.99	$12.65	$12.42	$11.51	$14.24	$15.09
Total Return C,D,E	5.24%	6.47%	13.61%	(15.30)%	(2.09)%	4.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05% H	1.06%	1.16%	1.13%	1.12%	1.13%
Expenses net of fee waivers, if any	1.05 % H	1.06%	1.15%	1.13%	1.12%	1.13%
Expenses net of all reductions, if any	1.05% H	1.06%	1.15%	1.13%	1.12%	1.13%
Net investment income (loss)	5.95% H	5.04%	5.95%	5.12%	3.93%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$73,247	$71,880	$75,901	$78,302	$118,896	$136,626
Portfolio turnover rate I	27 % H	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class M

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.66	$12.42	$11.52	$14.24	$15.10	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.377	.636	.690	.621	.576	.647
Net realized and unrealized gain (loss)	.279	.163	.813	(2.786)	(.898)	(.059)
Total from investment operations	.656	.799	1.503	(2.165)	(.322)	.588
Distributions from net investment income	(.316)	(.559)	(.603)	(.555)	(.498)	(.557)
Distributions from net realized gain	-	-	-	-	(.040)	(.011)
Total distributions	(.316)	(.559)	(.603)	(.555)	(.538)	(.568)
Net asset value, end of period	$13.00	$12.66	$12.42	$11.52	$14.24	$15.10
Total Return C,D,E	5.24%	6.56%	13.51%	(15.23)%	(2.15)%	4.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05% H	1.06%	1.16%	1.13%	1.12%	1.13%
Expenses net of fee waivers, if any	1.05 % H	1.06%	1.16%	1.13%	1.11%	1.13%
Expenses net of all reductions, if any	1.05% H	1.06%	1.15%	1.13%	1.11%	1.12%
Net investment income (loss)	5.95% H	5.04%	5.95%	5.11%	3.94%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$24,673	$24,569	$25,507	$25,747	$38,589	$44,941
Portfolio turnover rate I	27 % H	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class C

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.42	$11.51	$14.24	$15.09	$15.07
Income from Investment Operations
Net investment income (loss) A,B	.330	.543	.609	.536	.471	.542
Net realized and unrealized gain (loss)	.278	.153	.823	(2.798)	(.891)	(.063)
Total from investment operations	.608	.696	1.432	(2.262)	(.420)	.479
Distributions from net investment income	(.268)	(.466)	(.522)	(.468)	(.390)	(.448)
Distributions from net realized gain	-	-	-	-	(.040)	(.011)
Total distributions	(.268)	(.466)	(.522)	(.468)	(.430)	(.459)
Net asset value, end of period	$12.99	$12.65	$12.42	$11.51	$14.24	$15.09
Total Return C,D,E	4.85%	5.69%	12.83%	(15.91)%	(2.81)%	3.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.80% H	1.79%	1.86%	1.85%	1.86%	1.86%
Expenses net of fee waivers, if any	1.80 % H	1.79%	1.85%	1.85%	1.85%	1.86%
Expenses net of all reductions, if any	1.80% H	1.79%	1.85%	1.85%	1.85%	1.86%
Net investment income (loss)	5.20% H	4.31%	5.25%	4.39%	3.20%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$6,311	$7,925	$9,961	$12,908	$23,000	$44,401
Portfolio turnover rate I	27 % H	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® New Markets Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.42	$11.51	$14.24	$15.10	$15.07
Income from Investment Operations
Net investment income (loss) A,B	.395	.672	.727	.658	.624	.693
Net realized and unrealized gain (loss)	.279	.154	.823	(2.796)	(.899)	(.050)
Total from investment operations	.674	.826	1.550	(2.138)	(.275)	.643
Distributions from net investment income	(.334)	(.596)	(.640)	(.592)	(.545)	(.602)
Distributions from net realized gain	-	-	-	-	(.040)	(.011)
Total distributions	(.334)	(.596)	(.640)	(.592)	(.585)	(.613)
Net asset value, end of period	$12.99	$12.65	$12.42	$11.51	$14.24	$15.10
Total Return C,D	5.39%	6.78%	13.97%	(15.04)%	(1.84)%	4.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76% G	.77%	.84%	.82%	.80%	.81%
Expenses net of fee waivers, if any	.76 % G	.77%	.84%	.82%	.79%	.81%
Expenses net of all reductions, if any	.76% G	.77%	.84%	.82%	.79%	.80%
Net investment income (loss)	6.24% G	5.33%	6.27%	5.43%	4.26%	4.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,559,419	$1,566,157	$1,634,400	$1,613,198	$2,313,928	$3,430,477
Portfolio turnover rate H	27 % G	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.66	$12.42	$11.51	$14.25	$15.10	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.393	.664	.726	.659	.620	.690
Net realized and unrealized gain (loss)	.269	.168	.822	(2.808)	(.890)	(.059)
Total from investment operations	.662	.832	1.548	(2.149)	(.270)	.631
Distributions from net investment income	(.332)	(.592)	(.638)	(.591)	(.540)	(.600)
Distributions from net realized gain	-	-	-	-	(.040)	(.011)
Total distributions	(.332)	(.592)	(.638)	(.591)	(.580)	(.611)
Net asset value, end of period	$12.99	$12.66	$12.42	$11.51	$14.25	$15.10
Total Return C,D	5.29%	6.83%	13.95%	(15.11)%	(1.80)%	4.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.80% G	.83%	.85%	.83%	.83%	.83%
Expenses net of fee waivers, if any	.80 % G	.83%	.85%	.83%	.83%	.83%
Expenses net of all reductions, if any	.79% G	.83%	.85%	.83%	.83%	.83%
Net investment income (loss)	6.20% G	5.27%	6.25%	5.42%	4.22%	4.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,240,683	$1,278,868	$743,318	$769,765	$1,148,584	$1,665,050
Portfolio turnover rate H	27 % G	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.42	$11.51	$14.24	$15.10	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.399	.680	.737	.666	.628	.698
Net realized and unrealized gain (loss)	.279	.154	.823	(2.793)	(.893)	(.057)
Total from investment operations	.678	.834	1.560	(2.127)	(.265)	.641
Distributions from net investment income	(.338)	(.604)	(.650)	(.603)	(.555)	(.610)
Distributions from net realized gain	-	-	-	-	(.040)	(.011)
Total distributions	(.338)	(.604)	(.650)	(.603)	(.595)	(.621)
Net asset value, end of period	$12.99	$12.65	$12.42	$11.51	$14.24	$15.10
Total Return C,D	5.42%	6.85%	14.07%	(14.96)%	(1.77)%	4.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.71%	.75%	.73%	.72%	.73%
Expenses net of fee waivers, if any	.70 % G	.70%	.75%	.73%	.72%	.73%
Expenses net of all reductions, if any	.70% G	.70%	.75%	.73%	.72%	.73%
Net investment income (loss)	6.30% G	5.40%	6.35%	5.52%	4.33%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,053,148	$1,655,002	$1,710,024	$1,732,330	$2,148,384	$1,225,147
Portfolio turnover rate H	27 % G	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity New Markets Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New Markets Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$217,753,359
Gross unrealized depreciation	(502,497,172)
Net unrealized appreciation (depreciation)	$(284,743,813)
Tax cost	$5,247,850,423

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(71,546,348)
Long-term	(428,723,271)
Total capital loss carryforward	$(500,269,619)

Due to large redemptions in a prior period, approximately $488,099,615 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $109,332,545 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Markets Income Fund	537,906,529	602,440,246
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.81
Fidelity New Markets Income Fund	.79
Class I	.81
Class Z	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.78
Class M	.78
Class C	.78
Fidelity New Markets Income Fund	.75
Class I	.78
Class Z	.68

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	90,163	1,992
Class M	- %	.25%	30,521	339
Class C	.75%	.25%	35,433	1,381
			156,117	3,712

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,321
Class M	256
Class C A	23
2,600

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity New Markets Income Fund	3,680
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity New Markets Income Fund	7,400	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $24,161.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity New Markets Income Fund
Distributions to shareholders
Class A	$1,782,732	$3,290,652
Class M	603,589	1,117,953
Class C	149,698	336,957
Fidelity New Markets Income Fund	40,390,490	75,939,850
Class I	32,155,252	44,431,224
Class Z	45,759,463	79,838,880
Total	$120,841,224	$204,955,516
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity New Markets Income Fund
Class A
Shares sold	333,505	508,693	$4,252,612	$6,427,581
Reinvestment of distributions	135,713	254,534	1,741,789	3,201,219
Shares redeemed	(511,572)	(1,195,133)	(6,531,934)	(15,042,586)
Net increase (decrease)	(42,354)	(431,906)	$(537,533)	$(5,413,786)
Class M
Shares sold	79,910	190,927	$1,021,910	$2,406,107
Reinvestment of distributions	45,493	86,820	584,112	1,092,283
Shares redeemed	(167,816)	(390,171)	(2,136,879)	(4,917,079)
Net increase (decrease)	(42,413)	(112,424)	$(530,857)	$(1,418,689)
Class C
Shares sold	13,429	19,995	$169,611	$253,906
Reinvestment of distributions	11,607	26,773	148,973	336,215
Shares redeemed	(165,518)	(222,707)	(2,118,099)	(2,810,213)
Net increase (decrease)	(140,482)	(175,939)	$(1,799,515)	$(2,220,092)
Fidelity New Markets Income Fund
Shares sold	8,059,860	14,277,581	$103,306,166	$179,925,460
Reinvestment of distributions	2,713,038	5,241,463	34,825,419	65,929,946
Shares redeemed	(14,506,381)	(27,370,481)	(185,071,552)	(343,547,296)
Net increase (decrease)	(3,733,483)	(7,851,437)	$(46,939,967)	$(97,691,890)
Class I
Shares sold	5,352,659	51,818,173	$68,510,314	$656,812,550
Reinvestment of distributions	2,477,056	3,440,519	31,807,338	43,448,547
Shares redeemed	(13,394,223)	(14,062,952)	(171,427,480)	(177,776,944)
Net increase (decrease)	(5,564,508)	41,195,740	$(71,109,828)	$522,484,153
Class Z
Shares sold	29,265,535	11,274,559	$374,055,378	$141,641,587
Reinvestment of distributions	2,988,576	5,350,032	38,366,338	67,292,193
Shares redeemed	(5,003,597)	(23,545,712)	(63,877,270)	(296,014,044)
Net increase (decrease)	27,250,514	(6,921,121)	$348,544,446	$(87,080,264)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity New Markets Income Fund	31%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity New Markets Income Fund	31%
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Markets Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705564.127
NMI-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025